Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity

At December 31, 2013 and 2012 40,000 shares of the Company's Series A $10 par value noncumulative nonvoting preferred stock was issued and outstanding. The preferred stock is redeemable at the option of the Company at the price of $25 per share plus any unpaid dividends. Dividends on the preferred stock are payable quarterly at a rate of $2 per share per annum.

The Company has a dividend reinvestment and stock purchase plan (the Plan). Holders of the Company's common stock may participate in the Plan in which reinvested dividends and voluntary cash payments of not less than $100 per month and not more than $10,000 per month may be reinvested in additional common shares. Officers are eligible to participate immediately and employees who have been continuously employed for at least one year are also eligible to participate in the Plan. The minimum investment is $25 per month for employees and $50 for officers with a maximum of $10,000 per month. Prior to January 1, 2012 the maximum monthly purchase amount was $25,000. A total of 2,311, 5,917 and 376,962 common shares were issued pursuant to this Plan in 2013, 2012 and 2011, respectively. At December 31, 2013, the Company had reserved approximately 513,000 common shares to be issued in connection with the Plan.

On August 6, 2009, Metro filed a shelf registration statement on Form S-3 with the Securities and Exchange Commission (SEC) which allowed the Company, from time to time, to offer and sell up to a total aggregate of $250.0 million of common stock, preferred stock, debt securities, or warrants, either separately or together in any combination. The Company subsequently completed a stock offering, including a 10% over-allotment, of 6.875 million shares with total net proceeds of $77.8 million in September 2009. The shelf registration statement also registered trust preferred securities. The Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) excludes from regulatory capital trust preferred securities issued after May 19, 2010. Consequently, Metro has no plans to issue additional trust preferred securities. While Metro has always been well-capitalized under federal regulatory guidelines, the shelf registration better positioned the Company to take advantage of potential opportunities for growth and to address current economic conditions. See the table for risk-based and leverage capital amounts and ratios in Note 15.